LONG TERM DEBT	12 Months Ended
Dec. 31, 2023
LONG TERM DEBT
LONG TERM DEBT

15— LONG TERM DEBT

15-1     Long-term debt:

	December 31,
	2023	2022
France term loan	3,222	4,593
Japanese term loan	323	558
Germany term loan	—	28
USA term loan	—	—
Korea term loan	5	8
Malaysia term loan	—	—
Total long term debt	3,551	5,188
Less current portion	(1,553)	(1,601)
Total long-term portion	1,997	3,587

As of December 31, 2023 and 2022, long-term debt in Japan consists of two loans in denominated in Yen and subscribed with the following conditions:

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP Technomed Co. Ltd	80,000,000	August 2, 2026	1.98%	Monthly installment
EDAP Technomed Co. Ltd	50,000,000	April 2, 2025	1.8%	Monthly installment

As of December 31, 2023 and 2022, long-term debt in France consists of three loans in Euro subscribed in 2020 which terms and maturity were amended and a new loan in Euro subscribed in 2021 with the following terms:

	Drown			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	1,066,081	July 1, 2025	0.99%	Monthly installment

This loan is pledged against the Company’s cash in USD for an amount equal to the countervalue of the loan in USD. This loan constitutes a complete financial package of €1,530,000, of which €1,066,081 were drawn to finance HIFU treatment probes. This drawn amount will be reimbursed over three years until July 1, 2025.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	July 30, 2026	0.73%	Monthly installment

This loan is a COVID-related loan guaranteed by the French government entered into in 2020 with an initial one-year repayment term subsequently extended to six years.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 4, 2026	0.73%	Monthly installment

This loan, in Euro, is a COVID-related loan guaranteed by the French government in 2020 with an initial one year repayment term subsequently extended to six years.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	72,222	July 5, 2024	0.45%	Monthly installment

This loan is related to the acquisition of computer servers.

As of December 31, 2022, long-term debt in Germany consists of one loan in Euro with the following terms :

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS GMBH	400,000	April 30, 2023	2.40%	Monthly installment

This loan was pledged against an HIFU equipment with a purchase value of €438 thousand.

15-2     Financial instruments carried at fair value:

As of December 31, 2023, there are no warrants outstanding.

Refer to Note 26 for more details on the fair value of other Financial Instruments.

15-3     Long-term debt maturity:

Long-term debt carried at amortized cost at December 31, 2023 matures as follows:

2024	1,553
2025	1,320
2026	677
2027	—
2028	—
2029 and thereafter	—
Total	3,551